INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
CONDENSED STATEMENTS OF FINANCIAL CONDITION
CONDENSED STATEMENTS OF FINANCIAL CONDITION
	December 31,
	2017	2016
	(In thousands)
ASSETS
Cash and due from banks	$16,454	$9,515
Interest bearing deposits - time	5,000	5,000
Investment in subsidiaries	271,315	259,883
Accrued income and other assets	8,375	10,489
Total Assets	$301,144	$284,887

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$35,569	$35,569
Accrued expenses and other liabilities	500	379
Shareholders’ equity	265,075	248,939
Total Liabilities and Shareholders’ Equity	$301,144	$284,887

CONDENSED STATEMENTS OF OPERATIONS
CONDENSED STATEMENTS OF OPERATIONS
	Year Ended December 31,
	2017	2016	2015
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$16,000	$5,000	$—
Interest income	29	27	72
Other income	41	153	31
Total Operating Income	16,070	5,180	103

OPERATING EXPENSES
Interest expense	1,347	1,167	1,021
Administrative and other expenses	714	554	560
Total Operating Expenses	2,061	1,721	1,581
Income (Loss) Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	14,009	3,459	(1,478)
Income tax expense (benefit)	1,587	(615)	(542)
Income (Loss) Before Equity in Undistributed Net Income of Subsidiaries	12,422	4,074	(936)
Equity in undistributed net income of subsidiaries	8,053	18,692	20,953
Net Income	$20,475	$22,766	$20,017

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS
	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Net Income	$20,475	$22,766	$20,017
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM (USED) IN OPERATING ACTIVITIES
Deferred income tax expense (benefit)	2,146	(615)	(542)
Share based compensation	45	29	21
(Increase) decrease in accrued income and other assets	(32)	246	5
Increase (decrease) in accrued expenses and other liabilities	121	1	(6)
Equity in undistributed net income of subsidiaries	(8,053)	(18,692)	(20,953)
Total Adjustments	(5,773)	(19,031)	(21,475)
Net Cash From (Used) in Operating Activities	14,702	3,735	(1,458)

CASH FLOW FROM INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(10,000)	(7,500)	(5,000)
Maturity of interest bearing deposits - time	10,000	7,500	12,500
Return of capital from subsidiary	—	18,000	18,500
Net Cash From Investing Activities	—	18,000	26,000

CASH FLOW USED IN FINANCING ACTIVITIES
Dividends paid	(8,960)	(7,274)	(5,896)
Proceeds from issuance of common stock	1,776	1,735	1,569
Share based compensation withholding obligation	(579)	(627)	(1,091)
Repurchase of common stock	—	(16,854)	(13,498)
Net Cash Used in Financing Activities	(7,763)	(23,020)	(18,916)
Net Increase (Decrease) in Cash and Cash Equivalents	6,939	(1,285)	5,626
Cash and Cash Equivalents at Beginning of Year	9,515	10,800	5,174
Cash and Cash Equivalents at End of Year	$16,454	$9,515	$10,800